Debt Debt- Summary of Financial Expense, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Financial Expense, net [Abstract]
Interest Expense, Long-term Debt	$ 5,518	$ 17,663
Amortization of Deferred Charges	652	2,022
Write-off of deferred financing costs	7,028	366
Sundry Finance Costs	152	145
Financial expense, net	$ 13,350	$ 20,196